Transactions With Related Parties	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Transactions With Related Parties	TRANSACTIONS WITH RELATED PARTIES
In addition to affiliates and associated entities, the Bank’s “related parties” include its “key personnel” from the executive staff (members of the Bank’s Board of Directors and Managers of Banco Santander-Chile and its affiliates, together with their close relatives), as well as the entities over which the key personnel could exercise significant influence or control.
The Bank also considers the companies that are part of the Santander Group worldwide as related parties, since all of them have a common parent, i.e., Banco Santander S.A. (located in Spain).
Transactions between the Bank and its related parties are specified below, facilitate comprehension purposes, we have divided the information into four categories:
Santander Group Companies
This category includes all the companies that are controlled by the Santander Group around the world, and hence, it also includes the companies over which the Bank exercises any degree of control (affiliates and special-purpose entities).
Associated companies
This category includes the entities over which the Bank, in accordance with section b) of Note 1 to these Financial Statements, exercises a significant degree of influence and which generally belong to the group of entities known as “business support companies”.
Key personnel
This category includes members of the Bank’s Board of Directors and managers of Banco Santander-Chile and its affiliates, together with their close relatives.
Other
This category encompasses the related parties that are not included in the groups identified above and which are, in general, entities over which the key personnel could exercise significant influence or control.
The terms for transactions with related parties are equivalent to those which prevail in transactions made under market conditions or to which the corresponding considerations in kind have been attributed.
NOTE 34 - TRANSACTIONS WITH RELATED PARTIES, continued
a.Loans to related parties
Loans and accounts receivable as well as contingent loans that correspond to related entities are as follows:

	As of December 31,
	2025				2024
	Group entities	Associates entities	Key personnel	Other	Group entities	Associates entities	Key personnel	Other
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Loans and accounts receivable
Commercial loans	954,031	7	2,360	752,827	922,232	23,570	2,557	875
Mortgage loans	-	-	31,860	-	-	-	33,179	-
Consumer loans	-	-	3,471	-	-	-	3,729	-
Loans and accounts receivable	954,031	7	37,691	752,827	922,232	23,570	39,465	875

Allowance for loan losses	(917)	-	(361)	(1,539)	(809)	(28)	(498)	-
Net loans	953,114	7	37,330	751,288	921,423	23,542	38,967	875

Guarantees	-	-	-	-	1,031	-	31,489	110

Contingent loans
Personal guarantees	-	-	-	-	-	-	-	-
Letters of credit	-	-	-	-	9,787	-	-	-
Guarantees	30,295	-	-	973	20,313	-	-	394
Contingent loans	30,295	-	-	973	30,100	-	-	394

Allowance for contingent loans	(25)	-	-	(25)	(21)	-	-	(8)
Net contingent loans	30,270	-	-	948	30,079	-	-	386
Loan activity to related parties during 2025, 2024 and 2023 is shown below:

	As of December 31,
	2025				2024
	Group entities	Associates entities	Key Personnel	Other	Group entities (*)	Associates entities	Key Personnel	Other
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Opening balances as of January 1,	952,332	23,570	39,465	1,269	752,817	49,284	39,469	1,321
Loans granted	75,748	7	10,209	769,292	274,130	4,025	13,638	90
Loans payments	(43,754)	(23,570)	(11,983)	(16,761)	(74,615)	(29,739)	(13,642)	(142)
Total	984,326	7	37,691	753,800	952,332	23,570	39,465	1,269
(*)Loans with non-controlled companies (not-consolidated) amount MCh$234,331, MCh$209,358 and MCh$3,348 as of December 31, 2025, 2024 and 2023, respectively.
NOTE 34 - TRANSACTIONS WITH RELATED PARTIES, continued
b.Assets and liabilities with related parties

	As of December 31,
	2025				2024
	Group entities	Associates entities	Key personnel	Other	Group entities	Associates entities	Key personnel	Other
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Assets
Cash and deposits in banks	92,598	-	-	-	162,452	-	-	-
Repurchase agreements and securities lending	112,976	-	-	-	-	-	-	-
Financial assets at FVTPL
Financial derivative contracts	960,521	20,155	-	-	1,120,543	11,134	-	-
Other assets	664,461	812,210	-	-	885,307	686,884	-	-

Liabilities
Financial liabilities at FVTPL
Financial derivative contracts	1,282,113	16,830	-	15,043	1,757,184	13,143	-	-
Financial liabilities at amortised cost
Deposits and other demand liabilities	28,885	1,403	5,215	67,338	28,446	1,007	3,260	407
Time deposits and other time liabilities	200,929	-	5,139	12,760	140,475	-	4,996	69
Obligations under repurchase agreements	187,074	-	196,411	-	265,474	-	-	-
Interbank borrowing	119,089	-	-	-	85,325	-	-	-
Issued debt instruments	876,075	-	-	-	941,320	-	-	-
Other financial liabilities	108,084	684,448	-	-	236,998	664,461	-	-
NOTE 34 - TRANSACTIONS WITH RELATED PARTIES, continue
c.Income (expense) recorded due to transactions with related parties

	For the years ended December 31,
	2025				2024				2023
	Group entities	Associates entities	Key personnel	Other	Group entities	Associates entities	Key personnel	Other	Group entities	Associates entities	Key personnel	Other
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Interest income and inflation-indexation adjustments	(21,891)	119	1,854	507	(9,081)	2,581	2,133	71	(45,542)	1,471	1,717	(41)
Fee and commission income and expenses	208,204	(40,746)	181	8,623	170,996	(63,150)	208	21	176,603	87,987	250	24
Net income (expense) from financial operations and net foreign exchange gain (loss) (*)	(253,437)	(23,732)	-	-	329,701	134,224	-	-	233,651	(162,980)	-	-
Other operating income and expenses	21,210	(383)	-	-	3,755	(588)	-	-	964	(734)	-	-
Key personnel compensation and expenses	-	-	(47,241)	-	-	-	(41,598)	-	-	-	(43,941)	-
Administrative and other expenses	(109,924)	(4,837)	-	-	(123,221)	(4,677)	-	-	(95,561)	(1,120)	-	-

(*)Primarily relates to derivative contracts used to financial hedge of exchange risk of assets and liabilities that cover positions of the Bank and its subsidiaries.
NOTE 34 - TRANSACTIONS WITH RELATED PARTIES, continued
d.Transactions with related parties
Single transaction in the period with related parties not legal persons, which are not usual business operations of the Bank with their clients, and that exceed UF 2,000 (USD 77,289)

As of December 31, 2025			Description of the transactions			Effect on income statements		Effect on balance sheet
Business name	Country	Nature of relationship with the Bank	Type of service	Term	Renewal	Income MCh$	Expenses MCh$	Account receivable MCh$	Account payable MCh$
Banco Santander, S.A.	Spain	Group	Consulting Services	Monthly	Contractual	5	19,095	-	656
Santander Back-Offices Globales Mayoristas, S.A.	Spain	Group	Consulting Services	Monthly	Contractual	-	3,496	-	-
Santander Chile Holding S.A.	Chile	Group	Consulting Services	Monthly	Contractual	233	-	4	-
Santander Factoring S.A.	Chile	Group	Consulting Services	Monthly	Contractual	39	395	20	66
Bansa Santander S.A.	Chile	Group	Consulting Services	Monthly	Contractual	4	87	-	-
Gesban Santander Servicios Profesionales Contables Limitada	Chile	Group	Consulting Services	Monthly	Contractual	60	(118)	-	134
Santander Global Services, S.L.	Spain	Group	Consulting Services	Monthly	Contractual	-	609	-	-
Santander Investment Chile Limitada	Chile	Group	Consulting Services	Monthly	Contractual	-	5,141	12	336
Santander Global Technology and Operations Chile limitada	Chile	Group	Consulting Services	Monthly	Contractual	178	7,637	2	9,088
Universia Chile S.A.	Chile	Group	Consulting Services	Monthly	Contractual	8	446	-	-
Aquanima Chile S.A.	Chile	Group	Consulting Services	Monthly	Contractual	-	1,067	-	-
Santander Asset Management S.A. Administradora General de Fondos	Chile	Group	Consulting Services	Monthly	Contractual	693	85	9,976	21
Centro de Compensación Automatizado S.A.	Chile	Associated	Consulting Services	Monthly	Contractual	-	3,453	-	-
Sociedad Operadora de la Cámara de Compensación de Pagos de Alto Valor S.A.	Chile	Associated	Consulting Services	Monthly	Contractual	-	600	-	-
Zurich Santander Seguros Generales Chile S.A.	Chile	Associated	Consulting Services	Monthly	Contractual	122	-	1,452	-
Santander Banca de Inversión Colombia, S.A.S.	Colombia	Group	Consulting Services	Monthly	Contractual	-	291	-	-
F1rst Tecnologia e Inovação Ltda.	Brazil	Group	Consulting Services	Monthly	Contractual	-	8,783	-	-
Santander Global Technology and Operations, S.L. Unipersonal	Spain	Group	Consulting Services	Monthly	Contractual	-	53,843	-	-
PagoNxt Payments Services, S.L.	Spain	Group	Consulting Services	Monthly	Contractual	-	751	-	-
Santander Global Cards & Digital Solutions, S.L.	Spain	Group	Consulting Services	Monthly	Contractual	-	2,316	-	-
Open Digital Services, S.L.	Spain	Group	Consulting Services	Monthly	Contractual	-	4,141	-	-
Klare Corredora de Seguros S.A.	Chile	Group	Consulting Services	Monthly	Contractual	9	274	1	-
NOTE 34 - TRANSACTIONS WITH RELATED PARTIES, continued

As of December 31, 2024			Description of the transactions			Effect on income statements		Effect on balance sheet
Business name	Country	Nature of relationship with the Bank	Type of service	Term	Renewal	Income MCh$	Expenses MCh$	Account receivable MCh$	Account payable MCh$
Banco Santander, S.A.	Spain	Group	Consulting Services	Monthly	Contractual	-	21,898	-	1,264
Santander Back-Offices Globales Mayoristas, S.A.	Spain	Group	Back Office services	Monthly	Contractual	-	3,554	-	-
Santander Chile Holding S.A.	Chile	Group	Leases	Monthly	Contractual	266	-	1	-
Santander Factoring S.A.	Chile	Group	Leases, Custody and Portal	Monthly	Contractual	44	412	20	103
Bansa Santander S.A.	Chile	Group	Leases and Other	Monthly	Contractual	4	83	-	-
Gesban Santander Servicios Profesionales Contables Limitada	Chile	Group	Accounting Services	Monthly	Contractual	57	762	-	-
Santander Global Services, S.L. Unipersonal	Spain	Group	Consulting services	Monthly	Contractual	-	643	-	-
Santander Investment Chile Limitada	Chile	Group	Leases	Monthly	Contractual	-	4,925	3	310
Santander Global Technology and Operations Chile limitada	Chile	Group	IT Services	Monthly	Contractual	-	372	-	14
Universia Chile S.A.	Chile	Group	Institutional Services	Monthly	Contractual	7	435	-	84
Aquanima Chile S.A.	Chile	Group	Procurement Services	Monthly	Contractual	-	1,904	-	351
Santander Asset Management S.A. Administradora General de Fondos	Chile	Group	Leases and Other	Monthly	Contractual	-	483	9,335	81
Centro de Compensación Automatizado S.A.	Chile	Associated	Derivatives clearing	Monthly	Contractual	-	3,501	-	-
Sociedad Operadora de la Cámara de Compensación de Pagos de Alto Valor S.A.	Chile	Associated	Card operator	Monthly	Contractual	-	733	-	-
Zurich Santander Seguros Generales Chile S.A.	Chile	Associated	Channel Usage Services	Monthly	Contractual	187	-	1,883	-
F1rst Tecnologia e Inovação Ltda.	Brazil	Group	IT Services and Service Desk	Monthly	Contractual	-	26,816	-	-
Santander Global Technology and Operations, S.L. Unipersonal	Spain	Group	IT services and Ops,	Monthly	Contractual	-	57,379	132	-
PagoNxt Trade Services, S.L.	Spain	Group	Digital payments	Monthly	Contractual	-	620	-	-
Klare Corredora de Seguros S.A.	Chile	Group	Leases	Monthly	Contractual	78	-	267	-
Universia Holding, S.L.	Spain	Group	Institutional Services	Monthly	Contractual	-	77	-	-
Santander Global Cards & Digital Solutions, S.L.	Spain	Group	Institutional Services	Monthly	Contractual	-	515	-	-
NOTE 34 - TRANSACTIONS WITH RELATED PARTIES, continued
e.Payments to Board members and key management personnel
The compensation received by key management personnel, including Board members and all the executives holding manager positions shown in the “Personnel salaries and expenses” and/or “Administrative expenses” items of the Consolidated Statements of Income, corresponds to the following categories:

	For the years ended December 31,
	2025	2024	2023
	MCh$	MCh$	MCh$
Personnel compensation	21,894	21,652	21,409
Board members’ salaries and expenses	1,796	1,794	1,711
Bonuses or gratifications	19,938	17,814	16,402
Stock-based benefits (*)	1,805	(825)	2,119
Seniority compensation	818	15	2,312
Pension plans	–	–	(1,251)
Training expenses	–	–	38
Health funds	411	393	374
Other personnel expenses	579	755	(386)
Total	47,241	41,598	42,728
(*)Some of the executives that qualified for this benefit left the Group for different reasons, without complying with the requirements to receive the benefit, therefore the obligation amount decreased, which generated the reversal of provisions.
f.Composition of key personnel
As of December 31, 2025, 2024 and 2023, the composition of the Bank’s key personnel is as follows:

	N° of executives
Position	As of December 31,
	2025	2024	2023
Director	11	11	11
Manager	124	125	122
Total key personnel	135	136	133